2049 Century Park East Suite 3700 Los Angeles, CA 90067 United States +1 310 552 4200 www.kirkland.com	Facsimile: +1 310 552 5900

June 30, 2022

Via EDGAR United States Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549

Re: Ares Commercial Real Estate Corporation - Registration Statement on Form S-3

Ladies and Gentlemen:

We are acting as special counsel for Ares Commercial Real Estate Corporation, a Maryland corporation (the “Company”), in connection with the filing of the Registration Statement on Form S-3 (the “Registration Statement”) filed with the Securities and Exchange Commission on June 30, 2022 under the Securities Act of 1933, as amended. If you have any comments or questions related to the Registration Statement, please contact Monica J. Shilling, the Company’s outside counsel, at monica.shilling@kirkland.com or at 310-552-4200.

Sincerely,

/s/Monica J. Shilling

Monica J. Shilling

cc: Anton Feingold (afeingold@aresmgmt.com)

      General Counsel, Vice President and Secretary

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